Supplement dated October 31, 2014
to the Prospectus, as supplemented, of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2014
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2014
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2014
Columbia Capital Allocation Conservative Portfolio	06/01/2014
Columbia Capital Allocation Moderate Portfolio	06/01/2014
(each, a “Fund” and together, the “Funds”)
For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio
Effective October 31, 2014, the list of portfolio managers under the caption “Fund Management" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Marie Schofield, CFA	Senior Portfolio Manager and Chief Economist	Co-manager	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011
Toby Nangle	Portfolio Manager and Co-Head of Global Asset Allocation	Co-manager	August 2013
For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio
Effective October 31, 2014, the list of portfolio managers under the caption “Fund Management" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010
Marie Schofield, CFA	Senior Portfolio Manager and Chief Economist	Co-manager	2010
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011
Toby Nangle	Portfolio Manager and Co-Head of Global Asset Allocation	Co-manager	August 2013
Effective October 31, 2014, the list of portfolio managers under the caption “Primary Service Providers - Portfolio Managers" in the "More Information About the Fund" section of the prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio	For Moderate Conservative Portfolio and Moderate Aggressive Portfolio
Jeffrey Knight, CFA	Senior Portfolio Manager, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010	2009
Marie Schofield, CFA	Senior Portfolio Manager and Chief Economist	Co-manager	2010	2009
Beth Vanney, CFA	Portfolio Manager	Co-manager	2011	2011
SUP124_01_004_(10/14)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Toby Nangle	Portfolio Manager and Co-Head of Global Asset Management	Co-manager	August 2013	August 2013
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Ms. Schofield joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990. Ms. Schofield began her investment career in 1975 and earned a B.S. from the College of Saint Rose.
Ms. Vanney joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Vanney began her investment career in 1990 and earned a B.S. from the University of Minnesota.
Mr. Nangle joined Threadneedle as Head of Multi-Asset in 2012. Prior to joining Threadneedle, Mr. Nangle worked at Baring Asset Management, initially in the fixed income team and subsequently as Director of the Multi-Asset Group. Mr. Nangle began his investment career in 1997 and earned a M.A. (Hons) in history, and a MPhil in international relations from Sidney Sussex College, University of Cambridge.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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